SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
SUBSEQUENT EVENTS

a) Conversion of Convertible Promissory Note

During the April 2019 the Company converted portions of certain convertible promissory notes totaling $169,791 (US$130,774) and issued 32,539,601 common shares of the Company.

b) Issuance of Convertible Promissory Note

On April 23, 2019, the Company issued a convertible promissory note in the amount of $84,552 (US$63,000). The note is unsecured, bears interest at 12% per annum from the date of issuance and matures on February 28, 2020.

Any amount of interest or principal that is not paid on the maturity date bears interest at 22% to 24% per annum from the maturity date to the date of payment. Any amount of principal and/or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common share of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between 15% and 40% of the amount prepaid, determined by reference to the date of repayment.